SCHEDULE OF CHANGES IN THE WARRANT LIABILITY (Details)	9 Months Ended
Sep. 30, 2024 CAD ($)
Derivative Warrants Liabilities
Balance as of December 31, 2023	$ 958,146
Issuance of March 2024 warrants	35,921,315
Changes in fair value of warrants	(6,583,542)
Balance as of September 30, 2024	$ 30,295,919